SERIES G DEBENTURES (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Debt Instrument [Line Items]
Proceeds from non-convertible debentures				$ 98,990
Series G Debentures [Member]
Debt Instrument [Line Items]
Proceeds from non-convertible debentures	$ 115,000
Principal amount		$ 104,000	135,000
Interest rate		2.79%			2.79%
Number of installment payments | item		7
Hedging transactions asset fair value		$ 17,000	$ 16,000
Series G Debentures [Member] | Israel, New Shekels INS [Member]
Debt Instrument [Line Items]
Principal amount | ₪					₪ 334	₪ 468